Shareholder Report, Average Annual Return (Details)	6 Months Ended			12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Guinness Atkinson Alternative Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Guinness Atkinson Alternative Energy Fund
Average Annual Return, Percent			14.96%	29.85%	2.31%		10.81%
Guinness Atkinson Asia Focus Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Guinness Atkinson Asia Focus Fund
Average Annual Return, Percent			13.53%	28.65%	1.28%		8.10%
Guinness Atkinson China & Hong Kong Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Guinness Atkinson China & Hong Kong Fund
Average Annual Return, Percent			(10.95%)	2.82%	(7.69%)		2.92%
Guinness Atkinson Global Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Guinness Atkinson Global Energy Fund
Average Annual Return, Percent			20.61%	33.87%	15.53%		6.02%
Guinness Atkinson Global Innovators Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Guinness Atkinson Global Innovators Fund - Investor Class
Average Annual Return, Percent			7.19%	16.83%	9.91%		15.71%
Guinness Atkinson Global Innovators Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Guinness Atkinson Global Innovators Fund - Institutional Class
Average Annual Return, Percent			7.33%	17.12%	10.18%		16.00%
Guinness Atkinson Asia Pacific Dividend Builder ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asia Pacific Dividend Builder ETF
Average Annual Return, Percent			3.92%	9.79%	6.00%		9.10%
Guinness Atkinson Dividend Builder ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dividend Builder ETF
Average Annual Return, Percent			7.11%	9.82%	9.28%		11.49%
Guinness Atkinson Real Assets Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Guinness Atkinson Real Assets Income ETF
Average Annual Return, Percent	11.59%		10.18%
Guinness Atkinson Smart Transportation & Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Smart Transportation & Technology ETF
Average Annual Return, Percent			21.04%	39.57%	9.09%	17.31%
Guinness Atkinson Alternative Energy Fund | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net Return)
Average Annual Return, Percent			9.69%	21.34%	11.47%		13.13%
Guinness Atkinson Asia Focus Fund | MSCI AC Asia Pacific ex Japan Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC Asia Pacific ex Japan Index (Net Return)
Average Annual Return, Percent			23.93%	40.75%	7.32%		10.56%
Guinness Atkinson China & Hong Kong Fund | MSCI China Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China Index (Net Return)
Average Annual Return, Percent			(14.97%)	(4.94%)	(6.62%)		4.34%
Guinness Atkinson Global Energy Fund | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net Return)
Average Annual Return, Percent			9.69%	21.34%	11.47%		13.13%
Guinness Atkinson Global Innovators Fund - Investor Class | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net Return)
Average Annual Return, Percent			9.69%	21.34%	11.47%		13.13%
Guinness Atkinson Global Innovators Fund - Institutional Class | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net Return)
Average Annual Return, Percent			9.69%	21.34%	11.47%		13.13%
Guinness Atkinson Asia Pacific Dividend Builder ETF | MSCI AC Asia Pacific ex Japan Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC Asia Pacific ex Japan Index (Net Return)
Average Annual Return, Percent			23.93%	40.75%	7.32%		10.56%
Guinness Atkinson Dividend Builder ETF | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net Return)
Average Annual Return, Percent			9.69%	21.34%	11.47%		13.13%
Guinness Atkinson Real Assets Income ETF | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net Return)
Average Annual Return, Percent	10.14%		9.69%
Guinness Atkinson Smart Transportation & Technology ETF | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net Return)
Average Annual Return, Percent			9.69%	21.34%	11.47%	13.77%
Guinness Atkinson Asia Focus Fund | MSCI AC Far East ex Japan Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC Far East ex Japan Index (Net Return)
Average Annual Return, Percent			33.82%	61.07%	8.17%		11.43%
Guinness Atkinson Global Energy Fund | MSCI World Energy Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Energy Index (Net Return)
Average Annual Return, Percent			18.51%	28.45%	16.92%		7.83%
Guinness Atkinson Asia Pacific Dividend Builder ETF | MSCI AC Pacific ex Japan Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC Pacific ex Japan Index (Net Return)
Average Annual Return, Percent			29.98%	52.27%	8.03%		11.00%
Guinness Atkinson Real Assets Income ETF | MSCI World Core Infrastructure Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Core Infrastructure Index (Net Return)
Average Annual Return, Percent	10.28%		9.00%